TAXATION (Tables)	12 Months Ended
Jun. 30, 2023
Income tax and minimum presumed income tax
Schedule of income tax and minimum presumed income tax recoverable and payable

	06/30/2023	06/30/2022	06/30/2021
Current assets
Income tax	9,444,898	1,647,398	990,881
	9,444,898	1,647,398	990,881
Non-current assets
Income tax	15,911	42,513	12,589
Minimum presumed income tax	375	1,899	—
	16,286	44,412	12,589

	06/30/2023	06/30/2022	06/30/2021
Liabilities
Income tax	509,034	7,538,764	7,452,891
	509,034	7,538,764	7,452,891

Schedule of net deferred tax

	06/30/2023	06/30/2022	06/30/2021
Beginning of the year deferred tax	(24,994,569)	(22,421,125)	(14,164,930)
Additions for business combination	(6,335,717)	—	(777,622)
Charge for the year	2,380,157	1,031,836	(4,257,912)
Charge to OCI	712,458	2,645,997	(1,388,022)
Conversion difference	(234,712)	(6,251,277)	(1,832,639)
Total net deferred tax	(28,472,383)	(24,994,569)	(22,421,125)

Schedule of deferred tax assets and liabilities

		Additions	Income
	Balance	for business	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2022	combination	provision	to OCI	difference	30/06/2023
Tax Loss-Carry Forward	2,683,161	10,369,053	4,052,151	—	(402,582)	16,701,783
Changes in fair value of financial assets or liabilities	113,029	—	(108,217)	—	(1,705)	3,107
Trade receivables	91,604	—	70,748	—	192,389	354,741
Allowances	654,260	—	175,692	—	(33,346)	796,606
Royalties	525,057	—	200,979	—	(2,953)	723,083
Others	2,500,218	—	1,713,497	—	(3,280)	4,210,435
Total deferred tax assets	6,567,329	10,369,053	6,104,850	—	(251,477)	22,789,755

		Additions	Income
	Balance	for business	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2022	combination	provision	to OCI	difference	30/06/2023
Intangible assets	(13,664,699)	(16,601,120)	1,399,616	—	67,236	(28,798,967)
Property, plant and equipment depreciation	(14,190,560)	(103,650)	37,949	712,458	(76,348)	(13,620,151)
Inflation tax adjustment	(1,607,912)	—	1,015,276	—	25,877	(566,759)
Inventories	(1,538,310)	—	(4,441,468)	—	—	(5,979,778)
Government grants	(2,215)	—	2,215	—	—	—
Others financial assets	(402,390)	—	(1,748,016)	—	—	(2,150,406)
Right-of-use leased asset	(113,994)	—	(6,446)	—	—	(120,440)
Others	(41,818)	—	16,181	—	—	(25,637)
Total deferred tax liabilities	(31,561,898)	(16,704,770)	(3,724,693)	712,458	16,765	(51,262,138)

Net deferred tax	(24,994,569)	(6,335,717)	2,380,157	712,458	(234,712)	(28,472,383)

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2021	provision	liabilities	to OCI	difference	06/30/2022
Tax Loss-Carry Forward	3,226,305	(553,702)	—	—	10,558	2,683,161
Changes in fair value of financial assets or liabilities	89,574	2,917	—	—	20,538	113,029
Trade receivables	609,913	(670,808)	—	—	152,499	91,604
Allowances	—	—	654,260	—	—	654,260
Royalties	485,426	(83,220)	—	—	122,851	525,057
Others	1,552,370	659,511	—	—	288,337	2,500,218
Total deferred tax assets	5,963,588	(645,302)	654,260	—	594,783	6,567,329

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
	06/30/2021	provision	assets	to OCI	difference	06/30/2022
Intangible assets	(10,624,621)	(599,428)	—	—	(2,440,650)	(13,664,699)
Property, plant and equipment	(12,632,296)	(1,149,988)	—	2,645,997	(3,054,273)	(14,190,560)
Inflation tax adjustment	(2,682,172)	1,744,722	—	—	(670,462)	(1,607,912)
Allowances	(78,076)	687,155	(654,260)	—	45,181	—
Inventories	(1,821,524)	872,120	—	—	(588,906)	(1,538,310)
Biological assets	(229,296)	287,329	—	—	(58,033)	—
Government grants	(3,179)	1,768	—	—	(804)	(2,215)
Others financial assets	(276,800)	(55,050)	—	—	(70,540)	(402,390)
Right-of-use leased asset	(32,651)	(73,770)	—	—	(7,573)	(113,994)
Others	(4,098)	(37,720)	—	—	—	(41,818)
Total deferred tax liabilities	(28,384,713)	1,677,138	(654,260)	2,645,997	(6,846,060)	(31,561,898)

Net deferred tax	(22,421,125)	1,031,836	—	2,645,997	(6,251,277)	(24,994,569)

				Transfer
				from
		Additions	Income	deferred
	Balance	for business	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2020	combination	provision	liabilities	to OCI	difference	06/30/2021
Tax Loss-Carry Forward	2,362,657	—	982,329	—	—	(118,681)	3,226,305
Changes in fair value of financial assets or liabilities	41,183	—	51,037	—	—	(2,646)	89,574
Trade receivables	1,068,054	—	138,438	—	—	(596,579)	609,913
Royalties	245,140	—	214,493	—	—	25,793	485,426
Right-of-use leased asset	5,424	—	(38,793)	32,651	—	718	—
Others	813,294	370,556	(427,433)	—	—	795,953	1,552,370
Total deferred tax assets	4,535,752	370,556	920,071	32,651	—	104,558	5,963,588

				Transfer
				from
		Additions	Income	deferred
	Balance	for business	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2020	combination	provision	assets	to OCI	difference	06/30/2021
Intangible assets	(6,839,112)	(882,434)	(2,188,663)	—	—	(714,412)	(10,624,621)
Property, plant and equipment	(9,365,882)	(537,922)	(357,614)	—	(1,388,022)	(982,856)	(12,632,296)
Borrowings	(7,930)	—	8,797	—	—	(867)	—
Inflation tax adjustment	(2,032,078)	73,755	(527,654)	—	—	(196,195)	(2,682,172)
Allowances	(209,490)	201,969	(46,622)	—	—	(23,933)	(78,076)
Inventories	(237,258)	(3,546)	(1,561,687)	—	—	(19,033)	(1,821,524)
Biological assets	—	—	(229,296)	—	—	—	(229,296)
Government grants	(3,939)	—	1,174	—	—	(414)	(3,179)
Others financial assets	—	—	(277,841)	—	—	1,041	(276,800)
Right-of-use leased asset	—	—	—	(32,651)	—	—	(32,651)
Others	(4,993)	—	1,423	—	—	(528)	(4,098)
Total deferred tax liabilities	(18,700,682)	(1,148,178)	(5,177,983)	(32,651)	(1,388,022)	(1,937,197)	(28,384,713)

Net deferred tax	(14,164,930)	(777,622)	(4,257,912)	—	(1,388,022)	(1,832,639)	(22,421,125)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	06/30/2023	06/30/2022	06/30/2021
Earnings before income tax-rate	19,105,947	14,063,630	10,530,548
Income tax benefit (expense) by applying tax rate in force in the respective countries	1,331,544	(9,166,026)	(8,481,737)
Share of profit or loss of subsidiaries, joint ventures and associates	241,301	440,944	274,877
Stock options charge	(558,026)	(50,163)	(58,248)
Rate change adjustment	—	—	(1,780,962)
Non-deductible expenses	(371,316)	(303,518)	(365,350)
Non-taxable gain	—	—	557,911
Foreign investment coverage	—	510,487	390,170
Tax inflation adjustment	7,920,895	1,826,488	(2,182,988)
Result of inflation effect on monetary items and other finance results	(8,120,822)	(10,669,710)	(3,181,733)
Others	625,076	(561,036)	476,890
Income tax expenses	1,068,652	(17,972,534)	(14,351,170)

Schedule of Principal statutory taxes rates

	Income tax rate
Tax jurisdiction	2023	2022	2021
Argentina	25% - 35%	25% - 35%	30%
Cayman Island	0%	0%	0%
Paraguay	10%	10%	10%
Uruguay	25%	25%	25%
France	25%	25%	26.5%
Brazil	34%	34%	34%
United States of America	21%	21%	21%

Schedule of income tax

	06/30/2023	06/30/2022	06/30/2021
Current tax expense	(1,311,505)	(19,004,370)	(10,093,258)
Deferred tax	2,380,157	1,031,836	(4,257,912)
Total	1,068,652	(17,972,534)	(14,351,170)

Schedule of carry forward tax losses

Fiscal year	Tax-Loss Carry forward	Tax-Loss Carry forward	Prescription	Tax jurisdiction
2018	57,812	17,344	2023	Argentina
2019	61,535	15,384	2024	Argentina
2020	396,746	99,187	2025	Argentina
2020	223,999	47,040	2040	United States of America
2021	2,017,350	584,306	2026	Argentina
2021	511,839	107,486	2041	United States of America
2022	1,330,799	365,283	2027	Argentina
2022	1,072,159	225,154	2042	United States of America
2023	11,457,538	3,782,248	2028	Argentina
2023	51,574,868	10,830,722	2043	United States of America
2023	1,845,968	627,629	2028	Brazil
Total	70,550,613	16,701,783